Operating Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Operating Leases	Operating Leases
Lease costs recorded under operating leases for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023
	(in thousands)
Operating lease costs	$43,475	$46,466	$46,820
Income from sub-leases	(2,893)	(1,614)	(1,103)
Net operating lease costs	$40,582	$44,852	$45,717
Of the total cost of $40.6 million incurred in the year ended December 31, 2025 (December 31, 2024: $44.9 million; December 31, 2023: $45.7 million), $34.5 million (December 31, 2024: $37.2 million; December 31, 2023: $37.9 million) is recorded within selling, general and administration costs and $6.1 million (December 31, 2024: $7.7 million; December 31, 2023: $7.8 million) is recorded within direct costs.
Right-of-use assets obtained, in exchange for lease obligations, during the years ended December 31, 2025, December 31, 2024 and December 31, 2023 totaled $18.4 million, $64.8 million, and $37.7 million respectively.
During the years ended December 31, 2025, 2024 and 2023, impairments of operating right-of-use assets were recognized within restructuring charges for $3.7 million, $13.8 million, and $8.7 million, respectively, as part of an office consolidation program (see Note 19. Restructuring Charges).
The weighted average remaining lease term and weighted average discount rate at December 31, 2025 was 5.96 years and 4.04%, respectively. The weighted average remaining lease term and weighted average discount rate at December 31, 2024 was 6.56 years and 4.01%, respectively. The weighted average remaining lease term and weighted average discount rate at December 31, 2023 was 6.72 years and 3.29%, respectively.
Future minimum lease payments under non-cancelable leases as of December 31, 2025 were as follows:

Minimum rental payments	(in thousands)
2026	$41,377
2027	35,918
2028	27,618
2029	20,106
2030	12,380
Thereafter	33,005
Total future minimum lease payments	170,404
Lease imputed interest	(17,000)
Total	$153,404
Operating lease liabilities are presented as current and non-current. As at December 31, 2025, operating lease liabilities of $36.3 million have been included in other liabilities (December 31, 2024: $36.8 million; December 31, 2023: $36.4 million) and $117.1 million have been classified as non-current lease liabilities (December 31, 2024: $140.1 million, December 31, 2023: $126.3 million).